Stock-based Compensation - Summary of Recognized Stock-Based Compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 4,104	$ 1,980	$ 11,043	$ 4,265	$ 6,925	$ 5,354	$ 1,963
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	1,935	1,276	5,515	2,520	4,195	4,392	1,727
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 2,169	$ 704	$ 5,528	$ 1,745	$ 2,730	$ 962	$ 236